Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (47,960)	$ (15,913)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of real estate assets	117,170	84,216
Impairment of real estate assets	38,916	10,939
Depreciation and amortization of corporate assets	3,373	7,672
Amortization of deferred financing expenses	2,522	2,401
Net amortization of above- and below-market leases	(2,224)	(1,990)
Gain on disposal of property, net	5,855	877
Change in fair value of earn-out liability	(7,500)	1,500
Straight-line rent	(4,456)	(2,471)
Share-based compensation expense	3,793	1,994
Equity in net loss of unconsolidated joint ventures	976	0
Other impairment charges	9,661	0
Other	5,211	229
Changes in operating assets and liabilities:
Other assets, net	(1,553)	(702)
Accounts payable and other liabilities	(12,005)	(9,186)
Net cash provided by operating activities	100,069	77,812
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(49,880)	(9,222)
Capital expenditures	(27,221)	(17,346)
Proceeds from sale of real estate	47,857	13,300
Return of investment in unconsolidated joint ventures	2,257	0
Net cash used in investing activities	(26,987)	(13,268)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in credit facility	(73,359)	(15,000)
Proceeds from mortgages and loans payable	60,000	65,000
Payments on mortgages and loans payable	(4,835)	(20,542)
Distributions paid, net of DRIP	(60,787)	(37,819)
Distributions to noncontrolling interests	(13,841)	(14,096)
Repurchases of common stock	(11,802)	(44,494)
Other	(206)	0
Net cash provided by (used in) financing activities	(104,830)	(66,951)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(31,748)	(2,407)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH:
Beginning of period	84,304	27,445
End of period	52,556	25,038
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash, cash equivalents, and restricted cash at end of the period	84,304	27,445
SUPPLEMENTAL CASH FLOW DISCLOSURE, INCLUDING NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cash paid for interest	44,169	32,422
Accrued capital expenditures	2,960	2,428
Change in distributions payable	275	(235)
Change in distributions payable - noncontrolling interests	387	2
Change in accrued share repurchase obligation	872	1,658
Distributions reinvested	$ 34,958	$ 24,899